Acquisition of Paradigm Spine, LLC (Tables) - Paradigm Spine [Member]	12 Months Ended
Dec. 31, 2019
Acquisition Purchase Price
The purchase price was comprised as follows:

Cash proceeds from second lien credit agreement	$100,000
Fair market value of securities issued	60,730
Fair market value of contingent earnout	72,177

Total purchase price	$232,907

Summary of Changes to Fair Value of Acquired Assets and Liabilities	The table below represents the final allocation of the total purchase price to Paradigm’s tangible and intangible assets and liabilities fair values as of March 8, 2019.

Balance at March 8, 2019
Cash	$307
Accounts receivable	5,220
Inventories	17,647
Other current assets	934
Property, plant and equipment	379
Other non-current assets	1,079
Current liabilities	(6,169)
Lease liabilities	(1,079)

Net tangible assets acquired	18,318
Other intangible assets	79,000
Goodwill	135,589

Total net assets acquired	$232,907

Pro Forma Information of Operations
The following unaudited pro forma information shows the results of the Paradigm’s operations as though the acquisition had occurred as of the beginning of the prior comparable period, January 1, 2018:

	For the Year Ended December 31,
	2019	2018
Revenues	$37,374	$40,810
Net loss	(16,547)	(42,550)